Debt and Capital Structure - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / bbl	Dec. 31, 2022 USD ($)	Nov. 10, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Oct. 07, 2021 USD ($)	Sep. 13, 2021 USD ($)	Aug. 18, 2021 CAD ($)	Jan. 01, 2021 CAD ($)	Jan. 01, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	$ 490			$ 565
Weighted average interest rate	4.70%	4.70%		4.60%	4.60%
Total Debt	$ 8,691			$ 12,385
Maximum debt to capitalization ratio	65.00%	65.00%
Target Net Debt to Adjusted EBITDA Ratio	1.0
Average crude oil price | $ / bbl	45.00
Target net debt	$ 4,000
Debt offering, maximum amount		$ 4,700				$ 5,000
Uncommitted Demand Facilities
Disclosure of detailed information about borrowings [line items]
Committed demand facilities	1,400
Uncommitted Demand Facilities | Top of range
Disclosure of detailed information about borrowings [line items]
Amount of undrawn facilities for general purposes	1,000
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Committed demand facilities	190	140
Undrawn borrowing facilities		170			$ 125
WRB Refining LP | Cenovus Energy Inc
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	115	85		79	63
Maximum
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity	1,900
Maximum | Top of range
Disclosure of detailed information about borrowings [line items]
Amount of undrawn facilities for general purposes	1,400
Maximum | WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity		450			300
Maximum | WRB Refining LP | Cenovus Energy Inc
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity		$ 225			$ 150
Maximum | Sunrise Oil Sands Partnership
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity				10
Maximum | Sunrise Oil Sands Partnership | Cenovus Energy Inc
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity				5
Committed Credit Facility
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity			$ 5,500					$ 6,000
Undrawn borrowing facilities	0			$ 0
Decrease in capacity of committed credit facility			$ 500
Committed credit facilities, cancelled								$ 8,500
Committed Credit Facility | The Arrangement
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity									$ 4,000
Total Debt									350
Committed Credit Facilities, Maturing August 18, 2024
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity	1,800
Committed Credit Facilities, Maturing August 18, 2025
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity	$ 3,700
Senior unsecured notes, 2.65%, maturing January 15, 2032
Disclosure of detailed information about borrowings [line items]
Total Debt							$ 500
Senior unsecured notes, 3.75%, maturing February 15, 2052
Disclosure of detailed information about borrowings [line items]
Total Debt							750
Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt							$ 1,250
Canadian Dollar Denominated Unsecured Notes | The Arrangement
Disclosure of detailed information about borrowings [line items]
Total Debt									2,800
Long-term debt, fair value									2,900
U.S. Dollar Denominated Unsecured Notes | The Arrangement
Disclosure of detailed information about borrowings [line items]
Total Debt									3,000	$ 2,400
Long-term debt, fair value									$ 3,400